FAIR VALUE MEASUREMENTS - Reconciliation of our assets and liabilities measured at fair value using Level 3 inputs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair value, assets measured on recurring basis
Additional RJZ settlement amount	$ 1,024,000	$ 1,024,000
Fair value of convertible debt		3,630,000
Contingent consideration	206,000	417,163
Extinguishment of derivative liability		2,648,508
Derivative liabilities
Fair value, assets measured on recurring basis
Beginning balance	(234,389)	(4,229,478)
Settlement through issuance of Company's common stock and other adjustment		4,360,247
Change in fair value		(365,158)
Ending balance		(234,389)
3(a)(10) Settlement Agreement
Fair value, assets measured on recurring basis
Beginning balance	(3,634,000)
Issuances		(11,624,000)
Settlement through issuance of Company's common stock and other adjustment		8,711,829
Change in fair value		(721,829)
Ending balance		(3,634,000)
Contingent consideration
Fair value, assets measured on recurring basis
Beginning balance	(330,226)	(434,174)
Reclass from level 3		(215,612)
Change in fair value		(111,664)
Ending balance		(330,226)
Convertible debt
Fair value, assets measured on recurring basis
Beginning balance	(5,321,303)	(8,542,323)
Cash payment/(receipt)		637,500
Issuances		(8,762,250)
Settlement through issuance of Company's common stock and other adjustment		11,276,082
Gain on extinguishment of debt and vendor payable		2,261,222
Loss on issuance of financial instruments	$ (72,600)	(45,250)
Change in fair value		(2,146,284)
Ending balance		(5,321,303)
Forward purchase agreement
Fair value, assets measured on recurring basis
Beginning balance		1,471,000
Cash payment/(receipt)		(500,000)
Change in fair value		$ (971,000)